Stock-Based Awards	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Awards

8. Stock-Based Awards

Equity Incentive Plan Awards

AgeX has an Equity Incentive Plan (the “Plan”) under which a maximum of 8,500,000 shares of common stock are available for the grant of stock options, the sale of restricted stock, the settlement of restricted stock units, and the grant of stock appreciation rights. The Plan also permits AgeX to issue such other securities as its Board of Directors or the Compensation Committee administering the Plan may determine.

A summary of AgeX stock option activity under the Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at December 31, 2022	5,139	3,261	3	$2.25
Options granted	(26)	26	-	0.76
Restricted stock units vested	-	-	(3)	-
Balance at September 30, 2023	5,113	3,287	-	$2.24
Options exercisable at September 30, 2023		3,067		$2.32

There have been no exercises of stock options to date.

Stock-based Compensation Expense

AgeX recognizes compensation expense related to employee option grants and restricted stock grants, if any, in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). AgeX estimates the fair value of employee stock-based payment awards on the grant-date and recognizes the resulting fair value, net of estimated forfeitures for grants prior to 2017, over the requisite service period. Upon adoption of ASU 2016-09 on January 1, 2017 as further discussed below, forfeitures are accounted for as they occur instead of based on the number of awards that were expected to vest prior to adoption of ASU 2016-09.

AgeX uses the Black-Scholes option pricing model for estimating the fair value of options granted under AgeX’s 2017 Equity Incentive Plan (the “Incentive Plan”). The fair value of each restricted stock grant, if any, is determined based on the value of the common stock granted or sold. AgeX has elected to treat stock-based payment awards with time-based service conditions as a single award and recognizes stock-based compensation on a straight-line basis over the requisite service period.

Compensation expense for non-employee stock-based awards is recognized in accordance with ASC 718. Stock option awards issued to non-employees, principally consultants or outside contractors, as applicable, are accounted for at fair value using the Black-Scholes option pricing model. Management believes that the fair value of the stock options and restricted stock units can more reliably be measured than the fair value of services received. AgeX records compensation expense based on the then-current fair values of the stock options and restricted stock units at the grant date. Compensation expense for non-employee grants is recorded on a straight-line basis in the consolidated statements of operations.

Operating expenses include stock-based compensation expense as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$1	$8	$8	$25
General and administrative	39	201	137	621
Total stock-based compensation expense	$40	$209	$145	$646

The fair value of each option award is estimated on the date of grant using a Black-Scholes option pricing model applying the weighted-average assumptions including expected life, risk-free interest rates, volatility, and dividend yield. The assumptions that were used to calculate the grant date fair value of employee and non-employee stock option grants for the three and nine months ended September 30, 2022 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022(1)	2023	2022
Grant price	$0.76	$-	$0.76	$0.79
Market price	$0.76	$-	$0.76	$0.79
Expected life (in years)	5.15	-	5.15	5.58
Volatility	118.12%	-%	118.12%	130.71%
Risk-free interest rates	4.12%	-%	4.12%	1.74%
Dividend yield	-%	-%	-%	-%

(1)	There were no stock options granted under the Plan during the three months ended September 30, 2022.

The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If AgeX had made different assumptions, its stock-based compensation expense and net loss for the nine months ended September 30, 2023 and 2022 may have been significantly different.

AgeX does not recognize deferred income taxes for incentive stock option compensation expense and records a tax deduction only when a disqualified disposition has occurred.

8. Stock-Based Awards

Equity Incentive Plan

Under the 2017 Equity Incentive Plan, as amended (the “Incentive Plan”), AgeX has reserved 8,500,000 shares of common stock for the grant of stock options or the sale of restricted stock (“Restricted Stock”) or for the settlement of restricted stock units which are hypothetical units issued with reference to common stock (“Restricted Stock Units” or “RSUs”). AgeX may also grant stock appreciation rights (“SARs”) under the Incentive Plan. The Plan also permits AgeX to issue such other securities as its Board of Directors (the “Board”) or the Compensation Committee (the “Committee”) administering the Incentive Plan may determine. Awards of stock options, Restricted Stock, SARs, and RSUs (“Awards”) may be granted under the Incentive Plan to AgeX employees, directors, and consultants.

Awards may vest and thereby become exercisable or have restrictions on forfeiture lapse on the date of grant or in periodic installments or upon the attainment of performance goals, or upon the occurrence of specified events.

No person shall be granted, during any one year period, options to purchase, or SARs with respect to, more than 1,000,000 shares in the aggregate, or any Awards of Restricted Stock or RSUs with respect to more than 500,000 shares in the aggregate. If an Award is to be settled in cash, the number of shares on which the Award is based shall not count toward the individual share limit.

No Awards may be granted under the Incentive Plan more than ten years after the date upon which the Incentive Plan was adopted by the Board, and no options or SARS granted under the Incentive Plan may be exercised after the expiration of ten years from the date of grant.

Stock Options

Options granted under the Incentive Plan may be either “incentive stock options” within the meaning of Section 422(b) of the Internal Revenue Code of 1986, as amended (the “Code”), or “non-qualified” stock options that do not qualify incentive stock options. Incentive stock options may be granted only to AgeX employees and employees of subsidiaries. The exercise price of stock options granted under the Incentive Plan must be equal to the fair market of AgeX common stock on the date the option is granted. In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of AgeX stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years. The aggregate fair market value of common stock (determined as of the grant date of the option) with respect to which incentive stock options become exercisable for the first time by an optionee in any calendar year may not exceed $100,000.

The exercise price of an option may be payable in cash or in common stock having a fair market value equal to the exercise price, or in a combination of cash and common stock, or other legal consideration for the issuance of stock as the Board or Committee may approve.

Generally, options will be exercisable only while the optionee remains an employee, director or consultant, or during a specific period thereafter, but in the case of the termination of an employee, director, or consultant’s services due to death or disability, the period for exercising a vested option shall be extended to the earlier of 12 months after termination or the expiration date of the option.

Restricted Stock and RSUs

In lieu of granting options, AgeX may enter into purchase agreements with employees under which they may purchase or otherwise acquire Restricted Stock or RSUs subject to such vesting, transfer, and repurchase terms, and other restrictions. The price at which Restricted Stock may be issued or sold will be not less than 100% of fair market value. Employees or consultants, but not executive officers or directors, who purchase Restricted Stock may be permitted to pay for their shares by delivering a promissory note or an installment payment agreement that may be secured by a pledge of their Restricted Stock. Restricted Stock may also be issued for services actually performed by the recipient prior to the issuance of the Restricted Stock. Unvested Restricted Stock for which AgeX has not received payment may be forfeited, or AgeX may have the right to repurchase unvested shares upon the occurrence of specified events, such as termination of employment.

Subject to the restrictions set with respect to the particular Award, a recipient of Restricted Stock generally shall have the rights and privileges of a stockholder, including the right to vote the Restricted Stock and the right to receive dividends; provided that, any cash dividends and stock dividends with respect to the Restricted Stock shall be withheld for the recipient’s account, and interest may be credited on the amount of the cash dividends withheld. The cash dividends or stock dividends so withheld and attributable to any particular share of Restricted Stock (and earnings thereon, if applicable) shall be distributed to the recipient in cash or, at the discretion of the Board or Committee, in shares of common stock having a fair market value equal to the amount of such dividends, if applicable, upon the release of restrictions on the Restricted Stock and, if the Restricted Stock is forfeited, the recipient shall have no right to the dividends.

The terms and conditions of a grant of RSUs shall be determined by the Board or Committee. No shares of common stock shall be issued at the time a RSU is granted. A recipient of RSUs shall have no voting rights with respect to the RSUs. Upon the expiration of the restrictions applicable to a RSU, AgeX will either issue to the recipient, without charge, one share of common stock per RSU or cash in an amount equal to the fair market value of one share of common stock.

At the discretion of the Board or Committee, each RSU (representing one share of common stock) may be credited with cash and stock dividends paid in respect of one share (“Dividend Equivalents”). Dividend Equivalents shall be withheld for the recipient’s account, and interest may be credited on the amount of cash Dividend Equivalents withheld. Dividend Equivalents credited to a recipient’s account and attributable to any particular RSU (and earnings thereon, if applicable) shall be distributed in cash or in shares of common stock having a fair market value equal to the amount of the Dividend Equivalents and earnings, if applicable, upon settlement of the RSU. If a RSU is forfeited, the recipient shall have no right to the related Dividend Equivalents.

SARs

A SAR is the right to receive, upon exercise, an amount payable in cash or shares, or a combination of shares and cash, equal to the number of shares subject to the SAR that is being exercised, multiplied by the excess of (a) the fair market value of a common stock on the date the SAR is exercised, over (b) the exercise price specified in the SAR Award agreement. SARs may be granted either as free standing SARs or in tandem with options. No SAR may be exercised later than 10 years after the date of grant.

The exercise price of a SAR shall not be less than 100% of the fair market value of one share of common stock on the date of grant. A SAR granted in conjunction with an option shall have the same exercise price as the related option, shall be transferable only upon the same terms and conditions as the related option, and shall be exercisable only to the same extent as the related option; provided, however, that the SAR by its terms shall be exercisable only when the fair market value per share exceeds the exercise price per share of the SAR or related option. Upon any exercise of a SAR granted in tandem with an option, the number of shares for which the related option shall be exercisable shall be reduced by the number of shares for which the SAR has been exercised. The number of shares for which a SAR issued in tandem with an option shall be exercisable shall be reduced by the number of shares for which the related option has been exercised.

Equity Incentive Plan Awards

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2021	1,046	2,854	28	$2.51
Increase option pool	500	-	-	-
Options granted	(568)	568	-	1.46
Options forfeited, cancelled or expired	57	(57)	-	2.56
Restricted stock units vested	-	-	(12)	-
Balance at December 31, 2021	1,035	3,365	16	$2.32
Increase option pool	4,000	-	-	-
Options granted	(105)	105	-	0.79
Options forfeited, cancelled or expired	209	(209)	-	2.82
Restricted stock units vested	-	-	(13)	-
Balance at December 31, 2022	5,139	3,261	3	$2.25
Options exercisable at December 31, 2022		2,913		$2.37

There were no exercises of stock options during the years ended December 31, 2022 and 2021. Total proceeds if all options granted and outstanding as of December 31, 2022 were exercised would be approximately $7.3 million.

At December 31, 2022, AgeX had approximately $0.3 million of total unrecognized compensation costs related to the stock options and unvested RSUs under the Incentive Plan that will be recognized as expense over a weighted-average period of approximately 2.02 years.

The aggregate intrinsic value of options outstanding was $1,700 and options exercisable was nil as of December 31, 2022.

Stock-Based Compensation Expense

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Research and development – continuing operations	$32	$62
General and administrative – continuing operations	728	937
Total stock-based compensation expense – continuing operations	760	999
General and administrative – discontinued operations	-	4
Total stock-based compensation expense	$760	$1,003

The weighted-average estimated fair value of stock options granted during the years ended December 31, 2022 and 2021 was $0.70 per share and $1.15 per share, respectively, using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Grant Price	$0.79	$1.46
Expected life (in years)	5.58	5.71
Risk-free interest rates	1.74%	0.99%
Volatility	130.71%	102.34%
Dividend yield	-%	-%

The determination of stock-based compensation is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If AgeX had made different assumptions, its stock-based compensation expense and net loss for the years ended December 31, 2022 and 2021 may have been significantly different. See Note 2, Summary of Significant Accounting Policies for a discussion of the factors used in determining these assumptions.

AgeX does not recognize deferred income taxes for incentive stock option compensation expense and records a tax deduction only when a disqualified disposition has occurred.